Economic Dependency	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Economic Dependency Disclosure [Abstract]
Economic Dependency Disclosure [Text Block]

Note 13 — Economic Dependency

The Company is dependent on its Manager, an affiliate of Bluerock, to provide external management services for certain services that are essential to the Company, including the identification, evaluation, negotiation, purchase and disposition of properties and other investments; management of the daily operations of its real estate portfolio; and other general and administrative responsibilities. In the event that the Manager or its affiliates are unable to provide the respective services, the Company will be required to obtain such services from other sources.

Note 13 — Economic Dependency

The Company is dependent on the Advisor for certain services that are essential to the Company, including the identification, evaluation, negotiation, purchase and disposition of properties and other investments; management of the daily operations of its real estate portfolio; and other general and administrative responsibilities. In the event that the Advisor or its affiliates are unable to provide the respective services, the Company will be required to obtain such services from other sources.